Segment Information	12 Months Ended
Feb. 28, 2026
Segment Reporting [Abstract]
Segment Information

18. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance.

The Group's chief operating decision maker, is comprised of the Chairman and CEO. For the years ended February 29, 2024, February 28, 2025 and 2026, there are three operating segments identified including learning services, tourism services and others.

The Group primarily operates in the PRC and substantially all of the long-lived assets of the Group are located in the PRC. Segment information is presented after elimination of inter-segment transactions and revenue and cost of revenue are directly attributable, or are allocated, to each segment. The accounting policies of the segments are the same as those described in Note 2. The Group’s CODM evaluates performance based on each operating segment’s revenue and cost of revenue, and uses these results to evaluate the performance of, and to allocate resources to each of the segments. The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.

	For the Years Ended
	February 29,	February 28,	February 28,
	2024	2025	2026
	RMB	RMB	RMB	USD
				(Note 2)
Revenue
---Learning services	65,842	108,047	130,805	19,074
---Tourism services	51,880	138,295	118,365	17,260
---Others	7,723	4,734	5,274	768
Total revenue	125,445	251,076	254,444	37,102
Cost of revenue
---Learning services	(25,703)	(62,279)	(67,354)	(9,821)
---Tourism services	(48,189)	(137,725)	(117,626)	(17,152)
---Others	(6,059)	(3,937)	(3,811)	(556)
Total cost of revenue(1)	(79,951)	(203,941)	(188,791)	(27,529)
Reconciliation of profit or loss
General and administrative expenses	(44,337)	(48,849)	(48,420)	(7,060)
Sales and marketing expenses	(6,753)	(14,025)	(10,496)	(1,530)
Impairment loss on other long-lived assets	(3,674)	—	—	—
Operating loss	(9,270)	(15,739)	6,737	983
Subsidy income	728	1,413	191	28
Interest income, net	7,235	16,200	6,006	876
Realized gain (loss) in investments	3,207	(3,062)	3,938	574
Unrealized holding gain in investments	3,910	2,022	2,438	356
Other (expense) income, net	(1,434)	(739)	381	55
Investment income	—	—	1,224	177
Gains from deregistration of subsidiaries	—	—	8,811	1,284
Impairment loss on long-term investments	(500)	—	—	—
Income before income taxes	3,876	95	29,726	4,333

(1) A summary of depreciation and amortization expenses recorded in cost of revenue for the years presented is as follows:

	For the Years Ended
	February 29,	February 28,	February 28,
	2024	2025	2026
	RMB	RMB	RMB	USD
				(Note 2)
Depreciation and amortization expenses
---Learning services	62	165	688	100
---Tourism services	2,059	1,959	4,755	693
---Others	46	37	182	27